Shareholder Fees	Nov. 01, 2021 USD ($)
PIMCO Broad US TIPS Index Exchange-Traded Fund | PIMCO Broad US TIPS Index Exchange-Traded Fund
Shareholder Fees:
Shareholder Fee, Other